Interests in unconsolidated structured entities (Narrative) (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sponsored [Member] | Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets transferred to client vehicles by UBS, at time of transfer	$ 0.5	$ 1.0
Assets transferred to client vehicles by third parties, at time of transfer	0.5	3.0
Total closing net asset value of sponsored investment funds	137.0	38.0
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	276.0	139.0
Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	511.0	$ 292.0
Interests in Securitization vehicles not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	$ 26.0